CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital [member]	Share premium [member]	Reverse recapitalization reserve [Member]	Merger reserve [member]	Share-based payment reserves [Member]	Statutory reserve [member]	Capital reserve [member]	Retained Earnings [Member]	Currency translation reserve [member]	Equity total	Non-controlling Interest	Total
Balance (Previously stated [member]) at Dec. 31, 2018								¥ (291,472)				¥ 273,904
Balance at Dec. 31, 2018	¥ 306	¥ 694,048	¥ (507,235)	¥ 58,989	¥ 124,421	¥ 135,343	¥ 61,266		¥ (1,762)	¥ 273,904
Statement Line Items
Net income (loss) for the year								(9,501)		(9,501)		(9,501)
Exchange difference on transaction of financial statements of foreign operations									(118)	(118)		(118)
Total comprehensive loss for the year								(9,501)	(118)	(9,619)		(9,619)
Issuance of new shares for equity financing	67	6,199								6,266		6,266
Warrants exercised	19	1,697								1,716		1,716
Equity compensation - employee share-based compensation	5				621					626		626
Initial application of IFRS 16 (Note 3) | Adjustment on initial application of IFRS 16	0	0	0	0	0	0	0	(2,114)	0	(2,114)	¥ 0	(2,114)
Balance at Dec. 31, 2019	397	701,944	(507,235)	58,989	125,042	135,343	61,266	(300,973)	(1,880)	272,893		272,893
Statement Line Items
Net income (loss) for the year								(193,095)		(193,095)		(193,095)
Exchange difference on transaction of financial statements of foreign operations									371	371		371
Total comprehensive loss for the year								(193,095)	371	(192,724)		(192,724)
Issuance of new shares for equity financing	181	15,864								16,045		16,045
Equity compensation - employee share-based compensation	13				1,122					1,135		1,135
Balance at Dec. 31, 2020	591	717,808	(507,235)	58,989	126,164	135,343	61,266	(494,068)	(1,509)	97,349		97,349
Statement Line Items
Net income (loss) for the year								(88,752)		(88,752)	(1,306)	(90,058)
Exchange difference on transaction of financial statements of foreign operations									585	585		585
Total comprehensive loss for the year								(88,752)	585	(88,167)	(1,306)	(89,473)
Issuance of new shares for equity financing	230	29,357								29,587		29,587
Warrants exercised	105	10,153								10,258		10,258
Equity compensation - employee share-based compensation	17				1,818					1,835		1,835
Balance at Dec. 31, 2021	¥ 943	¥ 757,318	¥ (507,235)	¥ 58,989	¥ 127,982	¥ 135,343	¥ 61,266	¥ (582,820)	¥ (924)	¥ 50,862	¥ (1,306)	¥ 49,556